RELATED PARTY TRANSACTIONS - Note Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 10, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Common stock, share issued (in shares)	178,758	316,906		5,201
Chief Executive Officer
RELATED PARTY TRANSACTIONS
Common stock, share issued (in shares)	5,091
Additional stock compensation expense	$ 233,184
Interest rate			12.00%
Notes Payable, Other Payables
RELATED PARTY TRANSACTIONS
Interest rate		0.00%
Notes Payable, Other Payables | Chief Executive Officer | Note Payable, Chief Executive Officer
RELATED PARTY TRANSACTIONS
Increase (decrease) in notes receivables	115,000
Aggregate principal amount	$ 129,489			$ 299,489